UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund II, Inc. - Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 24.8%
Industrial - 11.7%
Basic - 1.9%
Barrick North America Finance LLC
4.40%, 5/30/21	U.S.$	1,130	$1,088,016
Basell Finance Co. BV
8.10%, 3/15/27 (a)		805	1,016,465
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	9,941
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		1,126	1,009,360
Dow Chemical Co. (The)
4.375%, 11/15/42		802	704,182
7.375%, 11/01/29		170	218,469
8.55%, 5/15/19		699	902,545
Gerdau Trade, Inc.
4.75%, 4/15/23(a)		2,000	1,872,726
5.75%, 1/30/21(a)		114	116,280
Glencore Funding LLC
4.125%, 5/30/23 (a)		1,260	1,177,489
International Paper Co.
4.75%, 2/15/22		1,155	1,210,926
7.95%, 6/15/18		408	495,594
LyondellBasell Industries NV
5.75%, 4/15/24		1,481	1,659,717
Rio Tinto Finance USA PLC
2.875%, 8/21/22		945	880,767
3.50%, 3/22/22		278	272,808
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	906,738

			13,542,023

Capital Goods - 0.9%
Embraer SA
5.15%, 6/15/22		759	759,000
Odebrecht Finance Ltd.
5.125%, 6/26/22 (a)		960	939,600
Owens Corning
6.50%, 12/01/16 (b)		1,694	1,879,813
Republic Services, Inc.
3.80%, 5/15/18		16	16,946
5.25%, 11/15/21		978	1,066,260
5.50%, 9/15/19		1,303	1,466,182

			6,127,801

Communications - Media - 1.6%
21st Century Fox America, Inc.
4.50%, 2/15/21		40	42,875
6.15%, 3/01/37-2/15/41		1,388	1,546,451
6.55%, 3/15/33		780	886,830
CBS Corp.
8.875%, 5/15/19		29	37,077

	Principal Amount (000)		U.S. $ Value
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	U.S.$	1,170	$1,620,539
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		1,935	1,858,831
4.75%, 10/01/14		950	978,263
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)		1,155	1,143,450
Omnicom Group, Inc.
3.625%, 5/01/22		839	812,485
TCI Communications, Inc.
7.875%, 2/15/26		130	168,413
Time Warner Cable, Inc.
4.00%, 9/01/21		25	23,219
5.00%, 2/01/20		10	10,154
7.50%, 4/01/14		1,135	1,153,843
Time Warner Entertainment Co. LP
8.375%, 3/15/23		715	822,379

			11,104,809

Communications - Telecommunications - 1.5%
American Tower Corp.
4.70%, 3/15/22		30	29,986
5.05%, 9/01/20		2,205	2,331,730
AT&T, Inc.
3.00%, 2/15/22		20	18,843
4.30%, 12/15/42		567	480,952
5.35%, 9/01/40		524	518,462
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	149,790
British Telecommunications PLC
9.625%, 12/15/30 (c)		23	34,322
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		1,262	1,204,316
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		10	14,147
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	235,265
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	1,100	1,160,657
United States Cellular Corp.
6.70%, 12/15/33		139	131,766
Verizon Communications, Inc.
4.60%, 4/01/21		177	186,967
5.15%, 9/15/23		1,522	1,634,159
6.55%, 9/15/43		2,422	2,833,641
Vodafone Group PLC
4.375%, 3/16/21		15	15,581

			10,980,584

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		1,984	2,209,995
5.875%, 8/02/21		1,725	1,955,648

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	U.S.$	1,821	$1,901,791

			6,067,434

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
3.40%, 6/15/22		40	39,034
4.70%, 1/15/21		1,150	1,220,940
7.625%, 4/15/31		155	196,163
Viacom, Inc.
5.625%, 9/15/19		510	580,035
6.25%, 4/30/16		5	5,575

			2,041,747

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.50%, 3/01/18		35	34,881

Consumer Cyclical - Retailers - 0.1%
Dollar General Corp.
4.125%, 7/15/17		468	496,886
Gap, Inc./The
5.95%, 4/12/21		25	27,624

			524,510

Consumer Non-Cyclical - 1.0%
Ahold Finance USA LLC
6.875%, 5/01/29		765	905,889
Altria Group, Inc.
4.75%, 5/05/21		25	26,829
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,108	1,172,864
8.50%, 6/15/19		19	23,341
Diageo Capital PLC
7.375%, 1/15/14		40	40,097
Kimberly-Clark Corp.
3.875%, 3/01/21		35	36,463
Kroger Co. (The)
3.40%, 4/15/22		1,915	1,857,508
Pfizer, Inc.
5.35%, 3/15/15		6	6,340
Reynolds American, Inc.
3.25%, 11/01/22		1,309	1,206,526
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		635	628,966
Tyson Foods, Inc.
4.50%, 6/15/22		1,429	1,454,959

			7,359,782

Energy - 1.9%
Anadarko Petroleum Corp.
6.375%, 9/15/17		5	5,740
6.45%, 9/15/36		720	808,513
ConocoPhillips
4.60%, 1/15/15		6	6,254
6.00%, 1/15/20		15	17,597

	Principal Amount (000)		U.S. $ Value
ConocoPhillips Holding Co.
6.95%, 4/15/29	U.S.$	50	$63,269
Encana Corp.
3.90%, 11/15/21		760	754,593
Hess Corp.
7.875%, 10/01/29		144	183,512
Nabors Industries, Inc.
4.625%, 9/15/21		7	7,008
5.10%, 9/15/23 (a)		1,140	1,143,736
Noble Energy, Inc.
4.15%, 12/15/21		10	10,283
8.25%, 3/01/19		2,308	2,868,719
Noble Holding International Ltd.
3.95%, 3/15/22		1,015	992,280
4.90%, 8/01/20		200	211,075
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		1,471	1,484,712
Transocean, Inc.
3.80%, 10/15/22		677	641,678
6.375%, 12/15/21		5	5,619
6.50%, 11/15/20		977	1,115,676
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		1,595	1,713,442
6.00%, 3/15/18		164	184,055
9.625%, 3/01/19		1,095	1,406,926

			13,624,687

Technology - 0.8%
Baidu, Inc.
2.25%, 11/28/17		408	405,185
3.25%, 8/06/18		1,079	1,090,651
Hewlett-Packard Co.
4.65%, 12/09/21		911	938,035
HP Enterprise Services LLC
7.45%, 10/15/29		25	28,128
Motorola Solutions, Inc.
3.50%, 3/01/23		1,537	1,421,949
3.75%, 5/15/22		25	24,202
7.50%, 5/15/25		245	290,657
Oracle Corp.
3.875%, 7/15/20		25	26,387
5.25%, 1/15/16		53	57,855
Total System Services, Inc.
2.375%, 6/01/18		671	652,805
3.75%, 6/01/23		688	635,967
Xerox Corp.
8.25%, 5/15/14		20	20,536

			5,592,357

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		1,235	1,274,435
5.75%, 12/15/16		885	985,946

			2,260,381

	Principal Amount (000)		U.S. $ Value
Transportation - Railroads - 0.0%
CSX Corp.
4.75%, 5/30/42	U.S.$	60	$56,995

Transportation - Services - 0.5%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,585	2,643,499
Ryder System, Inc.
5.85%, 11/01/16		700	775,457

			3,418,956

			82,736,947

Financial Institutions - 9.6%
Banking - 5.4%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		1,820	1,811,260
American Express Co.
2.65%, 12/02/22		11	10,204
Bank of America Corp.
3.875%, 3/22/17		10	10,673
5.625%, 7/01/20		100	114,271
5.70%, 1/24/22		320	362,194
5.875%, 1/05/21-2/07/42		1,021	1,167,765
7.375%, 5/15/14		15	15,373
7.625%, 6/01/19		1,435	1,779,869
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,275	2,064,364
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	U.S.$	80	86,290
BNP Paribas SA
5.186%, 6/29/15 (a)		512	522,880
BPCE SA
5.70%, 10/22/23 (a)		1,320	1,359,943
Capital One Financial Corp.
7.375%, 5/23/14		21	21,541
Compass Bank
5.50%, 4/01/20		1,344	1,375,517
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		443	429,263
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,147,638
Credit Suisse AG
6.50%, 8/08/23 (a)		1,624	1,699,828
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	614	1,029,463
Goldman Sachs Group, Inc. (The)
5.35%, 1/15/16	U.S.$	230	248,900
Series D
6.00%, 6/15/20		2,350	2,694,456
JPMorgan Chase & Co.
4.35%, 8/15/21		10	10,539
4.625%, 5/10/21		60	64,680
4.75%, 3/01/15		6	6,277

	Principal Amount (000)		U.S. $ Value
LBG Capital No.2 PLC
Series 22
15.00%, 12/21/19 (a)	EUR	755	$1,555,383
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	U.S.$	514	557,402
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,075	1,157,571
Merrill Lynch & Co., Inc.
6.11%, 1/29/37		125	134,809
Morgan Stanley
7.25%, 4/01/32		25	30,939
Series G
5.50%, 7/24/20-7/28/21		2,830	3,164,466
Murray Street Investment Trust I
4.647%, 3/09/17		270	290,760
National Capital Trust II Delaware
5.486%, 3/23/15 (a)		655	675,469
Nationwide Building Society
6.25%, 2/25/20 (a)		2,605	2,981,339
PNC Funding Corp.
5.125%, 2/08/20		35	39,311
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		745	776,663
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		658	770,373
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)		343	349,860
Societe Generale SA
2.50%, 1/15/14 (a)		1,235	1,235,569
SouthTrust Corp.
5.80%, 6/15/14		45	46,106
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,175	2,203,275
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,527,850
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,108,660
Wachovia Bank NA
5.60%, 3/15/16		150	164,269
5.85%, 2/01/37		1,270	1,449,977

			38,253,239

Finance - 0.0%
General Electric Capital Corp.
2.95%, 5/09/16		22	23,033
5.875%, 1/14/38		43	48,982
Series G
5.625%, 5/01/18		115	132,062
HSBC Finance Corp.
6.676%, 1/15/21		101	116,053

			320,130

	Principal Amount (000)		U.S. $ Value
Insurance - 2.9%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	U.S.$	780	$895,438
American International Group, Inc.
3.80%, 3/22/17		215	229,598
4.875%, 6/01/22		1,590	1,708,969
6.40%, 12/15/20		1,230	1,453,689
Coventry Health Care, Inc.
5.95%, 3/15/17		545	616,169
6.125%, 1/15/15		205	216,487
6.30%, 8/15/14		1,670	1,728,662
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		884	1,133,291
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		505	524,641
5.125%, 4/15/22		1,090	1,187,240
5.50%, 3/30/20		1,373	1,543,199
6.10%, 10/01/41		130	148,647
Humana, Inc.
6.30%, 8/01/18		220	251,884
6.45%, 6/01/16		245	273,767
7.20%, 6/15/18		610	721,660
Lincoln National Corp.
8.75%, 7/01/19		681	876,553
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		620	888,498
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,113,075
MetLife, Inc.
4.75%, 2/08/21		350	378,284
6.75%, 6/01/16		25	28,426
7.717%, 2/15/19		519	643,304
10.75%, 8/01/39		5	7,375
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		890	1,248,074
Prudential Financial, Inc.
4.50%, 11/15/20		19	20,383
5.625%, 6/15/43		875	857,500
XLIT Ltd.
5.25%, 9/15/14		1,570	1,618,202
6.25%, 5/15/27		175	196,022

			20,509,037

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		1,874	1,953,759

REITS - 1.0%
ERP Operating LP
5.25%, 9/15/14		185	190,887
HCP, Inc.
5.375%, 2/01/21		3,010	3,276,620
Health Care REIT, Inc.
5.25%, 1/15/22		3,010	3,207,561

	Principal Amount (000)		U.S. $ Value
Healthcare Realty Trust, Inc.
6.50%, 1/17/17	U.S.$	10	$11,215

			6,686,283

			67,722,448

Utility - 2.9%
Electric - 0.5%
CMS Energy Corp.
5.05%, 3/15/22		345	372,452
Constellation Energy Group, Inc.
5.15%, 12/01/20		559	594,832
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	43,777
Enersis SA/Cayman Island
7.375%, 1/15/14		80	80,152
Pacific Gas & Electric Co.
6.05%, 3/01/34		10	11,455
TECO Finance, Inc.
4.00%, 3/15/16		550	583,151
5.15%, 3/15/20		685	751,238
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	25,164
Wisconsin Energy Corp.
6.25%, 5/15/67		1,186	1,223,063

			3,685,284

Natural Gas - 2.4%
DCP Midstream LLC
5.35%, 3/15/20 (a)		563	588,423
Energy Transfer Partners LP
4.65%, 6/01/21		25	25,716
6.125%, 2/15/17		140	155,717
6.625%, 10/15/36		120	129,315
6.70%, 7/01/18		734	852,214
7.50%, 7/01/38		1,685	1,976,984
Enterprise Products Operating LLC
3.35%, 3/15/23		30	28,497
5.20%, 9/01/20		521	579,548
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		3,189	3,107,553
4.15%, 3/01/22		683	678,031
ONEOK, Inc.
4.25%, 2/01/22		2,855	2,685,801
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		2,845	2,797,264
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,351
6.35%, 5/15/67		1,365	1,402,144
Williams Partners LP
4.00%, 11/15/21		30	29,629
5.25%, 3/15/20		1,834	2,005,431

			17,052,618

			20,737,902

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23	U.S.$	1,870	$1,670,252
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		1,978	2,180,745
Petrobras International Finance Co.
5.75%, 1/20/20		20	20,579

			3,871,576

Total Corporates - Investment Grades (cost $166,488,747)			175,068,873

MORTGAGE PASS-THROUGHS - 22.7%
Agency Fixed Rate 30-Year - 17.9%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/44, TBA		2,730	2,803,582
4.50%, 10/01/39-2/01/41		10,900	11,546,038
Series 2005
5.50%, 1/01/35		43	47,215
Series 2007
5.50%, 7/01/35		896	987,478
Federal National Mortgage Association
3.00%, 3/01/43-11/01/43		10,308	9,798,202
3.50%, 1/01/44, TBA		43,435	43,146,566
4.00%, 1/01/44, TBA		20,030	20,618,381
4.50%, 1/25/44, TBA		8,010	8,487,158
5.00%, 1/25/44, TBA		6,255	6,793,028
Series 2003
5.50%, 4/01/33-7/01/33		2,501	2,755,263
Series 2004
5.50%, 2/01/34-11/01/34		2,248	2,474,958
Series 2005
4.50%, 8/01/35		2,133	2,264,801
5.50%, 2/01/35		2,463	2,710,669
Series 2006
5.50%, 4/01/36		551	605,246
Series 2007
4.50%, 9/01/35		1,933	2,055,450
5.50%, 5/01/36-8/01/37		215	236,861
Series 2013
3.50%, 12/01/42-7/01/43		8,959	8,922,483

			126,253,379

Agency Fixed Rate 15-Year - 3.8%
Federal National Mortgage Association
2.50%, 1/01/29, TBA		21,500	21,278,281
3.50%, 2/01/29, TBA		5,048	5,264,976

			26,543,257

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
2.362%, 4/01/35 (b)		1,697	1,805,837
2.375%, 11/01/35 (b)		2,912	3,101,130
2.62%, 5/01/35 (b)		722	763,550

	Principal Amount (000)		U.S. $ Value
Series 2006
2.754%, 12/01/36 (b)	U.S.$	2	$1,769
Series 2007
3.038%, 3/01/37 (b)		3	2,772
Series 2008
2.469%, 11/01/37 (c)		344	364,339
Federal National Mortgage Association
Series 2003
2.746%, 12/01/33 (c)		671	719,064
Series 2007
2.335%, 2/01/37 (b)		5	4,774
2.376%, 3/01/34 (c)		620	658,932
2.658%, 3/01/37 (c)		6	6,351

			7,428,518

Total Mortgage Pass-Throughs (cost $159,123,205)			160,225,154

ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 9.9%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16		3,803	3,809,584
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		180	180,819
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,530,858
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		3,225	3,236,397
Series 2013-1, Class A2
0.49%, 6/08/16		1,489	1,488,233
Series 2013-3, Class A3
0.92%, 4/09/18		3,380	3,379,807
Series 2013-4, Class A3
0.96%, 4/09/18		1,205	1,206,823
Series 2013-5, Class A2A
0.65%, 3/08/17		699	698,966
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		2,238	2,236,499
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19(a)		2,170	2,166,797
Series 2013-2A, Class A
2.97%, 2/20/20(a)		2,535	2,580,776
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		1,825	1,838,945
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		2,500	2,508,043
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		1,955	1,953,594

	Principal Amount (000)		U.S. $ Value
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16	U.S.$	1,293	$1,296,359
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		1,260	1,262,314
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		928	929,184
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		1,943	1,941,977
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		797	796,570
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	1,674	1,577,019
Series 2013-R4A, Class A1
1.487%, 8/15/15 (a)		907	854,158
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	1,865	1,876,143
Series 2012-D, Class B
1.01%, 5/15/18		860	850,479
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		6,590	6,598,817
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		1,665	1,661,797
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		3,745	3,676,205
Hyundai Auto Lease Securitization Trust
Series 2013-A, Class A3
0.66%, 6/15/16 (a)		2,693	2,695,683
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A3
1.06%, 11/15/17 (a)		1,875	1,879,743
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,665	1,665,935
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		596	595,913
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		2,695	2,700,450
Series 2013-3, Class C
1.81%, 4/15/19		2,404	2,374,067
Series 2013-4, Class A3
1.11%, 12/15/17		2,650	2,662,501
Series 2013-5, Class A2A
0.64%, 4/17/17		1,073	1,072,745

	Principal Amount (000)		U.S. $ Value
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15	U.S.$	975	$974,920

			69,759,120

Autos - Floating Rate - 1.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.567%, 9/15/17 (a) (b)		3,257	3,257,244
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.867%, 2/15/17 (a) (b)		3,630	3,686,628
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.657%, 6/20/17 (b)		4,370	4,381,712
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.716%, 12/10/27 (a) (b)		1,675	1,675,040

			13,000,624

Credit Cards - Fixed Rate - 1.7%
Cabela’s Master Credit Card Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)		2,485	2,296,916
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20		1,020	1,001,322
Discover Card Execution Note Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		1,593	1,598,575
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,915,718
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		3,070	3,069,107
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,815	1,811,802

			11,693,440

Other ABS - Fixed Rate - 1.2%
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)		1,120	1,120,667
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,764	1,764,368
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		1,650	1,654,171
Series 2013-C, Class A2
0.63%, 1/17/17		1,649	1,649,378
Series 2013-D, Class A2
0.49%, 3/15/17		1,744	1,743,953

	Principal Amount (000)		U.S. $ Value
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	U.S.$	567	$567,792

			8,500,329

Credit Cards - Floating Rate - 0.7%
First National Master Note Trust
Series 2013-2, Class A
0.697%, 10/15/19 (b)		1,523	1,523,001
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.735%, 3/18/14 (a) (b)		3,298	3,298,778

			4,821,779

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.29%, 12/25/32 (b)		296	283,012
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.435%, 3/25/36 (b)		2,034	1,379,434
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.427%, 1/20/35 (b)		333	330,631
HSBC Home Equity Loan Trust USA
Series 2006-1, Class M1
0.447%, 1/20/36 (b)		56	53,849
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.465%, 4/25/34 (b)		136	129,794

			2,176,720

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		275	281,046
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		190	188,119

			469,165

Total Asset-Backed Securities (cost $110,736,295)			110,421,177

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.9%
Non-Agency Fixed Rate CMBS - 10.1%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.712%, 9/11/38		1,375	1,503,014
CGRBS Commercial Mortgage Trust
Series 2013-VN05
3.369%, 3/13/23 (a)		2,495	2,369,853

	Principal Amount (000)		U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.383%, 4/15/40	U.S.$	313	$315,829
Series 2006-C4, Class A1A
5.778%, 3/15/49		729	792,074
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.77%, 5/15/46		1,589	1,757,712
Commercial Mortgage Pass-Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,575	1,656,343
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,200	1,158,484
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		65	65,366
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.791%, 6/15/38		4,974	5,416,212
Series 2006-C3, Class AJ
5.791%, 6/15/38		1,015	1,003,233
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.014%, 2/15/38		3,805	3,913,604
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		1,740	1,711,688
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		4,745	5,212,132
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		229	230,850
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,818	2,770,126
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.431%, 6/12/47		4,358	4,777,934
Series 2007-CB20, Class A1A
5.746%, 2/12/51		3,893	4,360,092
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5,075	5,567,082
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,921	1,967,859
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.494%, 6/15/29		40	40,112
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		22	21,961
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,625	1,783,740

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	U.S.$	25	$27,068
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		6,082	6,629,792
Series 2007-9, Class A4
5.70%, 9/12/49		315	349,997
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.648%, 6/11/42		3,806	4,256,824
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		2,019	1,998,697
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,061	1,013,595
Series 2012-C4, Class A5
2.85%, 12/10/45		2,117	1,972,989
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A1A
5.719%, 5/15/43		4,172	4,563,164
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		2,247	2,158,598

			71,366,024

Non-Agency Floating Rate CMBS - 0.8%
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.868%, 12/05/31 (a) (b)		1,345	1,337,873
GS Mortgage Securities Corp. II
Series 2013-KYO, Class A
1.018%, 11/08/29 (a) (b)		2,700	2,688,997
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a) (c)		1,499	1,402,562

			5,429,432

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp.
Series K010, Class A1
3.32%, 7/25/20		48	51,249
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	80,763

			132,012

Total Commercial Mortgage-Backed Securities (cost $76,561,419)			76,927,468

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 6.9%
United States - 6.9%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	50	$39,617
3.125%, 2/15/43		50	42,812
3.625%, 8/15/43		5,880	5,552,925
4.625%, 2/15/40		12,316	13,909,382
5.375%, 2/15/31		40	49,019
8.125%, 8/15/21		384	534,210
U.S. Treasury Notes
0.50%, 7/31/17		235	230,061
0.625%, 4/30/18		55	53,041
0.75%, 6/30/17-2/28/18		220	215,304
0.875%, 11/30/16-1/31/18		960	959,402
1.375%, 9/30/18		3,010	2,973,314
1.50%, 6/30/16-8/31/18		1,665	1,661,046
1.625%, 8/15/22-11/15/22		245	222,234
1.75%, 10/31/20		2,215	2,125,016
2.00%, 11/15/21-2/15/22		125	118,940
2.125%, 8/15/21		125	121,094
2.50%, 8/15/23		19,045	18,289,142
2.625%, 4/30/16-11/15/20		1,659	1,698,349

Total Governments - Treasuries (cost $48,603,761)			48,794,908

AGENCIES - 4.4%
Agency Debentures - 4.4%
Federal National Mortgage Association
6.25%, 5/15/29		8,051	10,093,080
6.625%, 11/15/30		5,575	7,251,837
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,846	14,059,301

Total Agencies (cost $29,586,298)			31,404,218

CORPORATES - NON-INVESTMENT GRADES - 3.2%
Industrial - 1.6%
Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22		976	990,640
Sealed Air Corp.
5.25%, 4/01/23 (a)		736	715,760

			1,706,400

Communications - Media - 0.2%
DISH DBS Corp.
5.00%, 3/15/23		910	848,575
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		923	835,315

			1,683,890

Communications - Telecommunications - 0.4%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (a)		835	862,138

	Principal Amount (000)		U.S. $ Value
Sprint Corp.
7.875%, 9/15/23 (a)	U.S.$	885	$951,375
Telecom Italia Capital SA
7.175%, 6/18/19		935	1,049,537

			2,863,050

Consumer Cyclical - Automotive - 0.1%
Dana Holding Corp.
6.00%, 9/15/23		322	322,805

Consumer Cyclical - Other - 0.3%
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	408,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		1,745	1,762,450

			2,171,045

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.75%, 5/01/23		900	846,000

Energy - 0.2%
Cimarex Energy Co.
5.875%, 5/01/22		832	879,840
Denbury Resources, Inc.
4.625%, 7/15/23		915	825,788

			1,705,628

			11,298,818

Financial Institutions - 1.6%
Banking - 1.3%
ABN AMRO Bank NV
4.31%, 3/10/16	EUR	570	779,836
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	930	818,400
Barclays Bank PLC
7.625%, 11/21/22		1,645	1,751,925
Citigroup, Inc.
5.95%, 1/30/23		1,472	1,362,115
Credit Suisse Group AG
7.50%, 12/11/23 (a)		283	299,272
HBOS Capital Funding LP
6.071%, 6/30/14 (a)		784	781,060
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)		1,240	1,324,005
Royal Bank of Scotland Group PLC
5.00%, 10/01/14		105	107,305
Societe Generale SA
4.196%, 1/26/15	EUR	404	555,783
5.922%, 4/05/17 (a)	U.S.$	225	235,125
7.875%, 12/18/23 (a)		667	672,002

			8,686,828

	Principal Amount (000)		U.S. $ Value
Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	955	$1,069,977
SLM Corp.
Series A
5.375%, 5/15/14		1,179	1,199,633

			2,269,610

			10,956,438

Utility - 0.0%
Natural Gas - 0.0%
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	228,410

Total Corporates - Non-Investment Grades (cost $20,598,374)			22,483,666

INFLATION-LINKED SECURITIES - 2.4%
United States - 2.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (cost $16,556,259)		16,179	16,612,665

QUASI-SOVEREIGNS - 2.2%
Quasi-Sovereign Bonds - 2.2%
China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,835	1,808,549

Indonesia - 0.3%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		2,009	1,933,662

Kazakhstan - 0.2%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,426	1,600,685

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	2,931,934

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18		1,206	1,237,658

South Korea - 0.4%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		2,845	2,930,108

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		2,815	2,966,306

Total Quasi-Sovereigns (cost $14,763,766)			15,408,902

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 2.0%
United States - 2.0%
California GO
7.625%, 3/01/40	U.S.$	1,945	$2,543,807
City Public Service Board of San Antonio
5.00%, 2/01/43		2,310	2,350,379
Metropolitan Transportation Authority NY
Series 2012C
5.00%, 11/15/41		2,200	2,202,992
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/37		2,185	2,228,263
Sacramento Unified School District
5.00%, 7/01/31		2,315	2,386,070
University of California
Series 2012G
5.00%, 5/15/37		2,190	2,262,380

Total Local Governments - Municipal Bonds (cost $13,306,171)			13,973,891

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Non-Agency Fixed Rate - 0.7%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.63%, 5/25/35		827	788,432
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
1.997%, 6/25/46		2,208	1,561,946
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.738%, 2/25/47		1,661	1,333,051
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,246	1,057,219
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.672%, 7/25/36		396	294,786
Merrill Lynch Mortgage Investors Trust
Series 2005-A8, Class A1C1
5.25%, 8/25/36		24	23,548
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
2.843%, 8/25/35		31	28,776

			5,087,758

Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.355%, 12/25/36 (b)		2,102	1,203,275
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.415%, 3/25/35 (b)		1,120	930,006

	Principal Amount (000)		U.S. $ Value
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.285%, 7/25/36(b)	U.S.$	1,604	$1,196,190
Series 2006-AR27, Class 2A2
0.365%, 10/25/36(b)		1,709	1,446,178
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.367%, 7/20/36 (b)		105	94,646
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.839%, 2/25/47 (b)		81	64,039

			4,934,334

Agency Fixed Rate - 0.6%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.73%, 5/28/35		323	286,725
Federal Home Loan Mortgage Corp.
Series 4182, Class DI
3.50%, 5/15/39 (d)		8,133	1,449,242
Federal National Mortgage Association
Series 2013-6, Class MI
3.50%, 2/25/40 (d)		6,855	1,269,301
Freddie Mac Strips
Series 283, Class IO
3.50%, 10/15/27 (d)		5,592	890,632

			3,895,900

Total Collateralized Mortgage Obligations (cost $14,691,819)			13,917,992

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Indonesia - 0.1%
Indonesia Government International Bond
3.375%, 4/15/23 (a)		620	528,550

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		54	56,500

Qatar - 0.4%
Qatar Government International Bond
4.50%, 1/20/22 (a)		2,532	2,680,122

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30(a)		1,344	1,566,262

Turkey - 0.2%
Turkey Government International Bond
4.875%, 4/16/43		1,821	1,393,976

Total Governments - Sovereign Bonds (cost $6,424,432)			6,225,410

	Principal Amount (000)			U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Cemex SAB de CV
7.25%, 1/15/21 (a)		U.S.$	480	$494,814

Communications - Telecommunications - 0.1%
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 5/30/23 (a) (e)			390	359,738
VimpelCom Holdings BV
5.20%, 2/13/19 (a)			692	691,839

				1,051,577

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)			945	878,850

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)			554	496,757

				2,921,998

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
Israel Electric Corp., Ltd.
7.75%, 12/15/27 (a)			265	286,200

Total Emerging Markets - Corporate Bonds (cost $3,327,085)				3,208,198

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Insurance - 0.3%
Allstate Corp. (The)
5.10% (cost $2,213,164)			82,828	1,996,983

	Principal Amount (000)
BANK LOANS - 0.1%
Industrial - 0.1%
Technology - 0.1%
IPC Systems, Inc.
5.42%, 6/01/15 (b) (cost $750,000)	U.S.$		750	635,003

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.0%
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17 (cost $22,021)	U.S.$		20	$22,501

	Shares
SHORT-TERM INVESTMENTS - 15.1%
Investment Companies - 5.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (f) (cost $36,079,405)			36,079,405	36,079,405

	Principal Amount (000)
U.S. Treasury Bills - 7.2%
U.S. Treasury Bill Zero Coupon, 3/20/14 (cost $50,553,427)		U.S.$	50,560	50,553,427

Governments - Treasuries - 2.8%
Japan Treasury Discount Bill
Series 400
Zero Coupon, 1/14/14		JPY	1,180,000	11,204,811
Series 403
Zero Coupon, 1/20/14			920,000	8,735,872

Total Governments - Treasuries (cost $20,691,216)				19,940,683

Total Short-Term Investments (cost $107,324,048)				106,573,515

Total Investments - 114.0% (cost $791,076,864) (g)				803,900,524
Other assets less liabilities - (14.0)% (h)				(98,708,317)

Net Assets - 100.0%				$705,192,207

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	123	March 2014	$16,045,929	$15,782,438	$(263,491)
U.S. T-Note 5 Yr (CBT) Futures	66	March 2014	7,978,112	7,874,625	(103,487)
U.S. T-Note 10 Yr (CBT) Futures	89	March 2014	11,152,258	10,951,172	(201,086)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	35	March 2014	$7,707,601	$7,693,438	$14,163

					$(553,901)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	1,180,000	USD	11,636	1/14/14	$430,836
Barclays Bank PLC Wholesale	JPY	920,000	USD	9,073	1/21/14	335,931
Goldman Sachs Capital Markets LP	CAD	2,920	USD	2,735	1/16/14	(12,113)
HSBC Bank USA	GBP	613	USD	995	1/30/14	(20,105)
UBS AG	EUR	3,742	USD	5,145	1/30/14	(2,477)

						$732,072

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$14,500	11/04/23	2.691%	3 Month LIBOR	$429,963
Morgan Stanley & Co., LLC/(CME Group)	2,000	9/25/43	3 Month LIBOR	3.722%	(60,193)

					$369,770

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$11,590	1/30/17	1.059%	3 Month LIBOR	$(100,811)
JPMorgan Chase Bank, NA	12,780	2/07/22	2.043%	3 Month LIBOR	575,270

					$474,459

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.03%	$11,000	$(956,784)	$(440,239)	$(516,545)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	MarketValue	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.47%	$3,000	$57,543	$(78,519)	$136,062

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2013
Credit Suisse Securities (USA) LLC+	(0.25	)%*	—	$335,467

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $135,066,809 or 19.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(c)	Variable rate coupon, rate shown as of December 31, 2013.
(d)	IO - Interest Only
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $322,842.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,973,942 and gross unrealized depreciation of investments was $(9,150,282), resulting in net unrealized appreciation of $12,823,660.
(h)	An amount of U.S. $494,238 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2013.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

SCB II - Intermediate Duration Institutional Portfolio

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$175,068,873	$	– 0	–	$175,068,873
Mortgage Pass-Throughs		– 0	–	160,225,154		– 0	–	160,225,154
Asset-Backed Securities		– 0	–	99,274,963		11,146,214		110,421,177
Commercial Mortgage-Backed Securities		– 0	–	75,924,235		1,003,233		76,927,468
Governments - Treasuries		– 0	–	48,794,908		– 0	–	48,794,908
Agencies		– 0	–	31,404,218		– 0	–	31,404,218
Corporates - Non-Investment Grades		– 0	–	22,483,666		– 0	–	22,483,666
Inflation-Linked Securities		– 0	–	16,612,665		– 0	–	16,612,665
Quasi-Sovereigns		– 0	–	15,408,902		– 0	–	15,408,902
Local Governments - Municipal Bonds		– 0	–	13,973,891		– 0	–	13,973,891
Collateralized Mortgage Obligations		– 0	–	3,895,900		10,022,092		13,917,992
Governments - Sovereign Bonds		– 0	–	6,225,410		– 0	–	6,225,410
Emerging Markets - Corporate Bonds		– 0	–	3,208,198		– 0	–	3,208,198

Investments in Securities:	Level 1		Level 2		Level 3		Total
Preferred Stocks	1,996,983		– 0	–	– 0	–	1,996,983
Bank Loans	– 0	–	– 0	–	635,003		635,003
Governments - Sovereign Agencies	– 0	–	22,501		– 0	–	22,501
Short-Term Investments:
Investment Companies	36,079,405				– 0	–	36,079,405
U.S. Treasury Bills	– 0	–	50,553,427		– 0	–	50,553,427
Governments - Treasuries	– 0	–	19,940,683		– 0	–	19,940,683

Total Investments in Securities	38,076,388		743,017,594		22,806,542		803,900,524
Other Financial Instruments* :
Assets:
Futures	14,163		– 0	–	– 0	–	14,163
Forward Currency Exchange Contracts	– 0	–	766,767		– 0	–	766,767
Centrally Cleared Interest Rate Swaps	– 0	–	429,963		– 0	–	429,963
Interest Rate Swaps	– 0	–	575,270		– 0	–	575,270
Credit Default Swaps	– 0	–	136,062		– 0	–	136,062
Liabilities:
Futures	(568,064)		– 0	–	– 0	–	(568,064)
Forward Currency Exchange Contracts	– 0	–	(34,695)		– 0	–	(34,695)
Centrally Cleared Credit Default Swaps	– 0	–	(516,545)		– 0	–	(516,545)
Centrally Cleared Interest Rate Swaps	– 0	–	(60,193)		– 0	–	(60,193)
Interest Rate Swap Contracts	– 0	–	(100,811)		– 0	–	(100,811)

Total+	$37,522,487		$744,213,412		$22,806,542		$804,542,441

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/13	$8,916,081		$3,858,909		$10,167,977
Accrued discounts/(premiums)	7,839		(1,712)		22,799
Realized gain (loss)	19,787		89,135		(36,441)
Change in unrealized appreciation/depreciation	61,071		(106,090)		227,054
Purchases	3,508,066		– 0	–	– 0	–
Sales	(1,366,630)		(2,837,009)		(359,297)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/13	$11,146,214		$1,003,233		$10,022,092

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$61,081		$(23,967)		$227,054

	Bank Loans		Total
Balance as of 9/30/13	$624,375		$23,567,342
Accrued discounts/(premiums)	– 0	–	28,926
Realized gain (loss)	– 0	–	72,481
Change in unrealized appreciation/depreciation	10,628		192,663
Purchases	– 0	–	3,508,066
Sales	– 0	–	(4,562,936)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/13	$635,003		$22,806,542

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/13	$10,628		$274,796

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/13	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$11,146,214	Third Party Vendor	Evaluated Quotes	$67.83 – $102.15/ $95.92
Commercial Mortgage-Backed Securities	$1,003,233	Third Party Vendor	Evaluated Quotes	$98.84/ N/A
Collateralized Mortgage Obligations	$10,022,092	Third Party Vendor	Evaluated Quotes	$57.26 – $99.96/ $77.89
Bank Loans	$635,003	Third Party Vendor	Vendor Quotes	$84.67/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014